Note 5 - Advances for Vessels Under Construction and Acquisitions (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 5 - Advances for Vessels Under Construction and Acquisitions (Details) [Line Items]
(in Dollars)	$ 88,965,085	$ 70,577,435	$ 19,321,045
Number of Vessels Under Construction	16
LPG Carriers Contracted in 2012 from Seller [Member]
Note 5 - Advances for Vessels Under Construction and Acquisitions (Details) [Line Items]
Number of Vessels Under Construction	2	4
LPG Carriers Contracted in 2013 from Seller [Member]
Note 5 - Advances for Vessels Under Construction and Acquisitions (Details) [Line Items]
Number of Vessels Under Construction	3	5
LPG Carriers Contracted in 2013 from Ship-Builder [Member]
Note 5 - Advances for Vessels Under Construction and Acquisitions (Details) [Line Items]
Number of Vessels Under Construction	4	6
LPG Carriers Contracted in 2014 from Ship-builders [Member]
Note 5 - Advances for Vessels Under Construction and Acquisitions (Details) [Line Items]
Number of Vessels Under Construction	6
LPG Carriers Contracted in 2014 from Sellers [Member]
Note 5 - Advances for Vessels Under Construction and Acquisitions (Details) [Line Items]
Number of Vessels Under Construction	1